Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table has been prepared in accordance with item 402(v) of Regulation S-K. Compensation Actually Paid (CAP), as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year. The compensation committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. For information regarding the company’s pay-for-performance philosophy and how the company aligns executive compensation with the company’s performance, see the “Compensation Discussion Analysis” section.
Pay Versus Performance Table

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(1)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(1)	Value of $100 Initial Fixed Investment Based on TSR		Net Income (millions)	Adjusted EPS – AWR Consolidated(4)
					Total Shareholder Return(3)	Peer Group Total Shareholder Return(3)
2024	$4,908,976	$5,038,754	$1,059,281	$1,011,847	98.24	101.00	$119.3	$3.08
2023	$5,324,271	$4,154,877	$1,198,092	$876,385	99.48	105.92	$124.9	$3.29
2022	$3,483,194	$3,896,729	$709,380	$782,979	112.32	123.66	$78.4	$2.23
2021	$4,542,428	$5,214,978	$877,912	$847,883	123.32	144.50	$94.3	$2.48
2020	$5,926,137	$3,048,843	$1,556,224	$745,626	93.25	117.02	$86.4	$2.30

(1)
CAP to our Principal Executive Officer (PEO) and the average CAP for our remaining NEOs for each year as determined under SEC rules. CAP for our PEO and average CAP for other NEOs represents the “Total” compensation reported in the Summary Compensation Table for each year shown, adjusted as set forth below. We did not grant any stock options during the past five years and no equity or cash incentive compensation was forfeited in 2024 for the PEO and other NEOs listed in the table. Awards are considered unvested if the executive was not entitled to receive common shares during 2024 for the award.

(2)
The other NEOs in 2020 were Eva G. Tang, Denise L. Kruger, Bryan K. Switzer and Gladys M. Farrow. The other NEOs in 2021 were Eva G. Tang, Paul J. Rowley, Gladys M. Farrow, Bryan K. Switzer and Denise L. Kruger. Ms. Kruger retired as Senior Vice President – Regulated Water Utility of GSWC on July 9, 2021. Her total compensation reported in the Summary Compensation Table was $598,932, including $22,181 in change in pension value and non-qualified deferred compensation earnings, $144,215 paid upon termination of her employment for her unused accrued vacation pay based on her then current salary as required by California law and $20,405 in consulting fees paid in 2021 for services rendered after termination of employment. Mr. Rowley was promoted to Senior Vice President – Regulated Water Utility of GSWC in December 2021. The other NEOs in 2022, 2023 and 2024 were Eva G. Tang, Paul J. Rowley, Christopher H. Connor and Gladys M. Farrow. Mr. Connor was hired as Senior Vice President of ASUS on February 28, 2022.

(3)
Based on an initial investment of $100 and cumulative total shareholder return, including reinvestment of dividends, of the company and a customized peer group of seven water utilities (American Water Works Company, Inc., Artesian Resources Corporation, California Water Service Group, Essential Utilities, Inc., Middlesex Water Company, SJW Group and The York Water Co.) weighted by market capitalization. This peer group is the same as the peer group shown in the Form 10-K for each of the years shown in the table.

(4)
This is not a generally accepted accounting principles measure. For a description of how this is calculated, see “Compensation Discussion and Analysis.” Adjusted EPS - AWR Consolidated was used in determining the amount of the short-term incentive compensation of Mr. Sprowls, Ms. Tang and Ms. Farrow in each year presented in the Pay Versus Performance Table. Although neither Mr. Rowley nor Mr. Connor were compensated based on this performance measure, Adjusted EPS was used in determining short-term incentive compensation in each of the years in which they were NEOs based upon the earnings of the subsidiary for which they worked using the same types of adjustments that were permitted to be made to the Adjusted EPS - AWR Consolidated performance measure to the extent applicable to the EPS of that subsidiary. There are no performance measures under either our short-term cash incentive program or our performance share award programs applicable to all the NEOs, other than relative total shareholder return.

PEO Summary Compensation Total to CAP Reconciliation

2024
Summary Compensation Total for PEO Robert J. Sprowls	$4,908,976
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	(1,918,170)
Fair Value of Equity Awards Granted during the year that remain Unvested as of Year-End	2,406,250
Change in Fair Value of Awards Granted in Prior Years that remain Unvested as of Year-End	178,660
Change in Fair Value of Awards Granted in Prior Years that Vested during the year	167,314
Change in Dividends or Dividend Equivalents as of Year-End	115,256
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table	(819,532)
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—
Compensation Actually Paid for PEO	$5,038,754

Average other NEOs Summary Compensation Total to CAP Reconciliation

2024
Average Summary Compensation Total for other NEOs	$1,059,281
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	(141,180)
Fair Value of Equity Awards Granted during the year that remain Unvested as of Year-End	181,361
Change in Fair Value of Awards Granted in Prior Years that remain Unvested as of Year-End	16,967
Change in Fair Value of Awards Granted in Prior Years that Vested during the year	6,424
Change in Dividends or Dividend Equivalents as of Year-End	7,969
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table(1)	(213,462)
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans(1)	94,487
Average Compensation Actually Paid for other NEOs	$1,011,847

(1)
Mr. Connor is not a participant in the pension plan so these calculations do not apply to him. However, he is an eligible participant in the supplemental retirement plan, even though he is not entitled to benefits until he has five years of credited service with the company or any of its subsidiaries.

Company Selected Measure Name	Adjusted EPS - AWR Consolidated
Named Executive Officers, Footnote
(2)
The other NEOs in 2020 were Eva G. Tang, Denise L. Kruger, Bryan K. Switzer and Gladys M. Farrow. The other NEOs in 2021 were Eva G. Tang, Paul J. Rowley, Gladys M. Farrow, Bryan K. Switzer and Denise L. Kruger. Ms. Kruger retired as Senior Vice President – Regulated Water Utility of GSWC on July 9, 2021. Her total compensation reported in the Summary Compensation Table was $598,932, including $22,181 in change in pension value and non-qualified deferred compensation earnings, $144,215 paid upon termination of her employment for her unused accrued vacation pay based on her then current salary as required by California law and $20,405 in consulting fees paid in 2021 for services rendered after termination of employment. Mr. Rowley was promoted to Senior Vice President – Regulated Water Utility of GSWC in December 2021. The other NEOs in 2022, 2023 and 2024 were Eva G. Tang, Paul J. Rowley, Christopher H. Connor and Gladys M. Farrow. Mr. Connor was hired as Senior Vice President of ASUS on February 28, 2022.

Peer Group Issuers, Footnote
(3)
Based on an initial investment of $100 and cumulative total shareholder return, including reinvestment of dividends, of the company and a customized peer group of seven water utilities (American Water Works Company, Inc., Artesian Resources Corporation, California Water Service Group, Essential Utilities, Inc., Middlesex Water Company, SJW Group and The York Water Co.) weighted by market capitalization. This peer group is the same as the peer group shown in the Form 10-K for each of the years shown in the table.

PEO Total Compensation Amount	$ 4,908,976	$ 5,324,271	$ 3,483,194	$ 4,542,428	$ 5,926,137
PEO Actually Paid Compensation Amount	$ 5,038,754	4,154,877	3,896,729	5,214,978	3,048,843
Adjustment To PEO Compensation, Footnote
PEO Summary Compensation Total to CAP Reconciliation

2024
Summary Compensation Total for PEO Robert J. Sprowls	$4,908,976
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	(1,918,170)
Fair Value of Equity Awards Granted during the year that remain Unvested as of Year-End	2,406,250
Change in Fair Value of Awards Granted in Prior Years that remain Unvested as of Year-End	178,660
Change in Fair Value of Awards Granted in Prior Years that Vested during the year	167,314
Change in Dividends or Dividend Equivalents as of Year-End	115,256
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table	(819,532)
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—
Compensation Actually Paid for PEO	$5,038,754

Non-PEO NEO Average Total Compensation Amount	$ 1,059,281	1,198,092	709,380	877,912	1,556,224
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,011,847	876,385	782,979	847,883	745,626
Adjustment to Non-PEO NEO Compensation Footnote
Average other NEOs Summary Compensation Total to CAP Reconciliation

2024
Average Summary Compensation Total for other NEOs	$1,059,281
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	(141,180)
Fair Value of Equity Awards Granted during the year that remain Unvested as of Year-End	181,361
Change in Fair Value of Awards Granted in Prior Years that remain Unvested as of Year-End	16,967
Change in Fair Value of Awards Granted in Prior Years that Vested during the year	6,424
Change in Dividends or Dividend Equivalents as of Year-End	7,969
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table(1)	(213,462)
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans(1)	94,487
Average Compensation Actually Paid for other NEOs	$1,011,847

(1)
Mr. Connor is not a participant in the pension plan so these calculations do not apply to him. However, he is an eligible participant in the supplemental retirement plan, even though he is not entitled to benefits until he has five years of credited service with the company or any of its subsidiaries.

Compensation Actually Paid vs. Total Shareholder Return
CAP Versus TSR Graph
The graph below compares CAP for the PEO and average CAP of the other NEOs shown in the Pay Versus Performance Table to TSR. In accordance with SEC guidance, the returns of the seven utilities included in the peer group are weighted according to their respective market capitalizations. Two of the companies represent approximately 80% of the peer group. Twenty-five percent of the amount of the performance share awards made to each of the NEOs in each year is based on TSR.

Compensation Actually Paid vs. Net Income
CAP Versus Net Income Graph
The graph below compares CAP for the PEO and average CAP of the other NEOs shown in the Pay Versus Performance Table to recorded Net Income. The company’s Net Income results in 2022 of $78.4 million were adversely affected by the delay in the decision in GSWC’s general rate case and the estimated revenues subject to refund resulting from the pending cost of capital proceeding at that time that were subsequently reversed in 2023. If GSWC had (i) timely received a decision on its general rate case based on the settlement agreement reached by GSWC with the Public Advocates Office at the CPUC in November 2021, and (ii) not recorded the estimated revenues subject to refund from the pending cost of capital, Net Income would have been $97.2 million in 2022. Conversely, the company’s Net Income results in 2023 of $124.9 million were beneficially impacted by the 2022 retroactive rates that were recorded in 2023 and the reversal of the revenues subject to refund from receipt of the final cost of capital decision. Excluding these two items, Net Income would have been $106.1 million in 2023. Net income results in 2024 of $119.3 million did not have the incidences described in 2022 and 2023.

Compensation Actually Paid vs. Company Selected Measure
CAP Versus Company-Selected Measure
The graph below compares CAP for the PEO and average CAP of the other NEOs shown in the Pay Versus Performance Table to Adjusted EPS – AWR Consolidated as the Company-Selected Performance Measure. This is a non-GAAP performance measure. Adjusted EPS – AWR Consolidated for 2022 and 2023 in the graph below were not adjusted for the delays in GSWC’s general rate case and cost of capital proceedings that were ultimately received in 2023.

Total Shareholder Return Vs Peer Group
CAP Versus TSR Graph
The graph below compares CAP for the PEO and average CAP of the other NEOs shown in the Pay Versus Performance Table to TSR. In accordance with SEC guidance, the returns of the seven utilities included in the peer group are weighted according to their respective market capitalizations. Two of the companies represent approximately 80% of the peer group. Twenty-five percent of the amount of the performance share awards made to each of the NEOs in each year is based on TSR.

Tabular List, Table
Pay Versus Performance Tabular List
We believe the following performance measures represent the most important financial performance measures used by us to link CAP for our PEO, Ms. Tang and Ms. Farrow for the year ended December 31, 2024. Each of these performance measures is used in making awards under our short-term cash incentive and performance share award programs to these NEOs. Aggregate GSWC operating expense level, ASUS earnings and total shareholder return are performance measures used in making performance share awards. All of these performance measures are non-GAAP measures.
•	Adjusted EPS – AWR Consolidated
•	Adjusted EPS – Regulated Utilities (RU)
•	Aggregate GSWC Operating Expense Level
•	ASUS Earnings
•	Total Shareholder Return
We believe the following performance measures represent the most important financial performance measures used by us to link CAP for Mr. Rowley for the year ended December 31, 2024. Aggregate GSWC operating expense level and total shareholder return are performance measures used in making performance share awards to Mr. Rowley. The other performance measures listed are used in making awards under our short-term cash incentive program to Mr. Rowley. All of these performance measures are non-GAAP measures.
•	Adjusted EPS – Regulated Water Utility (RWU)
•	Aggregate GSWC Operating Expense Level
•	Capital Expenditures – RWU
•	Total Shareholder Return
We believe the following performance measures represent the most important financial performance measures used by us to link CAP for Mr. Connor for the year ended December 31, 2024. Each of these performance measures is used in making awards under our short-term cash incentive and performance share award programs to Mr. Connor. ASUS earnings, ASUS new base acquisition success rate and total shareholder return are performance measures used in making performance share awards to Mr. Connor. All of these performance measures are non-GAAP measures.
•	ASUS Earnings
•	ASUS New Base Acquisition Success Rate
•	Direct Operating Margin – ASUS
•	Direct Construction Margin – ASUS
•	Total Shareholder Return
For additional details regarding the performance measures that we use in determining short-term cash incentive compensation and long-term equity compensation and a discussion of how these performance measures are calculated, please see the discussion in “Executive Officers - Compensation Discussion and Analysis Short-Term Cash Compensation” section and “Executive Officers - What plan-based awards did we grant to these named executive officers in 2024?” section.

Total Shareholder Return Amount	$ 98.24	99.48	112.32	123.32	93.25
Peer Group Total Shareholder Return Amount	101	105.92	123.66	144.5	117.02
Net Income (Loss)	$ 119,300,000	$ 124,900,000	$ 78,400,000	$ 94,300,000	$ 86,400,000
Company Selected Measure Amount | $ / shares	3.08	3.29	2.23	2.48	2.3
PEO Name	Robert J. Sprowls	Robert J. Sprowls	Robert J. Sprowls	Robert J. Sprowls	Robert J. Sprowls
Measure:: 1
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Additional Performance Measure
The graph below reflects Adjusted EPS – AWR Consolidated as adjusted for the impact of delays in the general rate case and cost of capital proceedings. If GSWC had timely received a decision on its general rate case from the CPUC in 2022, Adjusted EPS – AWR Consolidated for 2022 would have been higher by approximately $0.38 per share. Adjusted EPS – AWR consolidated for 2023 includes the net impact of GSWC’s retroactive rates for 2022. Furthermore, the final cost of capital decision received in 2023 resulted in the reversal of revenues subject to refund in 2023 of $0.13 per share due to a change in estimate from what had been recorded during 2022. Adjusting for both of these items, Adjusted EPS – AWR Consolidated for 2023 of $3.29 would have been lower by approximately $0.51 per share, or $2.78 per share, and Adjusted EPS – AWR Consolidated for 2022 of $2.23 would have been higher by approximately $0.51 per share, or $2.74 per share. The following graph reflects those adjustments when compared to compensation actually paid. For 2024 there are no adjustments for the incidences described for 2022 and 2023.

Non-GAAP Measure Description
(4)
This is not a generally accepted accounting principles measure. For a description of how this is calculated, see “Compensation Discussion and Analysis.” Adjusted EPS - AWR Consolidated was used in determining the amount of the short-term incentive compensation of Mr. Sprowls, Ms. Tang and Ms. Farrow in each year presented in the Pay Versus Performance Table. Although neither Mr. Rowley nor Mr. Connor were compensated based on this performance measure, Adjusted EPS was used in determining short-term incentive compensation in each of the years in which they were NEOs based upon the earnings of the subsidiary for which they worked using the same types of adjustments that were permitted to be made to the Adjusted EPS - AWR Consolidated performance measure to the extent applicable to the EPS of that subsidiary. There are no performance measures under either our short-term cash incentive program or our performance share award programs applicable to all the NEOs, other than relative total shareholder return.

Denise L. Kruger [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount				$ 598,932
Deferred Compensation Arrangement with Individual, Compensation Expense				22,181
Accrued Vacation Paid				144,215
Professional Fees				$ 20,405
Robert J. Sprowls [Member] | Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS – AWR Consolidated
Robert J. Sprowls [Member] | Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EPS – Regulated Utilities (RU)
Robert J. Sprowls [Member] | Measure:: 3
Pay vs Performance Disclosure
Name	Aggregate GSWC Operating Expense Level
Robert J. Sprowls [Member] | Measure:: 4
Pay vs Performance Disclosure
Name	ASUS Earnings
Robert J. Sprowls [Member] | Measure:: 5
Pay vs Performance Disclosure
Name	Total Shareholder Return
Eva G. Tang [Member] | Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS – AWR Consolidated
Eva G. Tang [Member] | Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EPS – Regulated Utilities (RU)
Eva G. Tang [Member] | Measure:: 3
Pay vs Performance Disclosure
Name	Aggregate GSWC Operating Expense Level
Eva G. Tang [Member] | Measure:: 4
Pay vs Performance Disclosure
Name	ASUS Earnings
Eva G. Tang [Member] | Measure:: 5
Pay vs Performance Disclosure
Name	Total Shareholder Return
Gladys M. Farrow [Member] | Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS – AWR Consolidated
Gladys M. Farrow [Member] | Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EPS – Regulated Utilities (RU)
Gladys M. Farrow [Member] | Measure:: 3
Pay vs Performance Disclosure
Name	Aggregate GSWC Operating Expense Level
Gladys M. Farrow [Member] | Measure:: 4
Pay vs Performance Disclosure
Name	ASUS Earnings
Gladys M. Farrow [Member] | Measure:: 5
Pay vs Performance Disclosure
Name	Total Shareholder Return
Paul J. Rowley [Member] | Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS – Regulated Water Utility (RWU)
Paul J. Rowley [Member] | Measure:: 2
Pay vs Performance Disclosure
Name	Aggregate GSWC Operating Expense Level
Paul J. Rowley [Member] | Measure:: 3
Pay vs Performance Disclosure
Name	Capital Expenditures – RWU
Paul J. Rowley [Member] | Measure:: 4
Pay vs Performance Disclosure
Name	Total Shareholder Return
Christopher H. Connor [Member] | Measure:: 1
Pay vs Performance Disclosure
Name	ASUS Earnings
Christopher H. Connor [Member] | Measure:: 2
Pay vs Performance Disclosure
Name	ASUS New Base Acquisition Success Rate
Christopher H. Connor [Member] | Measure:: 3
Pay vs Performance Disclosure
Name	Direct Operating Margin – ASUS
Christopher H. Connor [Member] | Measure:: 4
Pay vs Performance Disclosure
Name	Direct Construction Margin – ASUS
Christopher H. Connor [Member] | Measure:: 5
Pay vs Performance Disclosure
Name	Total Shareholder Return
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (819,532)
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,918,170)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,406,250
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	178,660
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	167,314
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	115,256
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(213,462)
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	94,487
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(141,180)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	181,361
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,967
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,424
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 7,969